Share-based Compensation Expenses (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2012 shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) item shares	Dec. 31, 2020 CNY (¥)	Apr. 30, 2023 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2014 shares
Stock options [Member]
Share-based Compensation Expenses
Granted (in dollars per share) | $ / shares			$ 0.15
Unrecognized compensation expense | ¥		¥ 14,055
Recognition period for unrecognized compensation cost		3 years 7 months 9 days	3 years 7 months 9 days
Restricted shares [Member]
Share-based Compensation Expenses
Unrecognized compensation expense other than options		¥ 271					$ 39
Recognition period for unrecognized compensation cost		3 years 4 months 6 days	3 years 4 months 6 days
Total fair value of share options vested		¥ 136	$ 20	¥ 247	¥ 161
2008 Plan [Member]
Share-based Compensation Expenses
Number of additional shares authorized	18,375,140
Contractual term		6 years	6 years
Number of equal monthly installments for remaining vest | item				36
Share-based compensation expense recognized if an exercisable event occurred		¥ 5,049	$ 732	¥ 9,132	20,464
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	18,375,140
2008 Plan [Member] | Cost of revenue
Share-based Compensation Expenses
Share-based compensation expense recognized if an exercisable event occurred		411	60	390	1,044
2008 Plan [Member] | Research and product development
Share-based Compensation Expenses
Share-based compensation expense recognized if an exercisable event occurred		572	83	724	4,349
2008 Plan [Member] | Sales and marketing
Share-based Compensation Expenses
Share-based compensation expense recognized if an exercisable event occurred		657	95	644	1,099
2008 Plan [Member] | General and administrative
Share-based Compensation Expenses
Share-based compensation expense recognized if an exercisable event occurred		¥ 3,409	$ 494	7,374	13,972
2008 Plan [Member] | Stock options [Member]
Share-based Compensation Expenses
Granted (in shares)		14,847,631	14,847,631
Granted (in dollars per share) | $ / shares			$ 0.3333
Total intrinsic value of options exercised		¥ 458	$ 66	3,563	2,290
Total fair value of share options vested		¥ 2,371	$ 344	¥ 11,000	¥ 25,038
Share-based compensation arrangement by share-based payment award, options, outstanding, number		25,609,287		13,976,607			25,609,287
2014 Plan [Member]
Share-based Compensation Expenses
Contractual term		10 years	10 years
Vesting period		4 years	4 years
Threshold percentage of ordinary shares reserved under the Plan falls below the total then-issued and outstanding ordinary shares, then automatically increases the number of ordinary shares reserved for future issuances		1.00%	1.00%
Share-based compensation arrangement by share-based payment award, equity instruments other than options, nonvested, number		230,646					230,646
2014 Plan [Member] | Class A ordinary shares
Share-based Compensation Expenses
Maximum number of shares authorized						59,506,703		41,964,263
Number of additional shares authorized		17,542,440	17,542,440
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized		17,542,440	17,542,440